Long-term assets - E.4.2. Millicom's assets held for sale (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 26, 2019	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale		$ 0	[1]	$ 0
Foreign exchange gain (loss)		(43)		(69)	$ (32)
Cash and cash equivalents classified as part of disposal group held for sale		0	[2]	0	9
Discontinued operations [Abstract]
Cost of sales		(1,302)	[3]	(1,171)	(1,201)
Operating expenses		(1,677)	[3]	(1,505)	(1,604)
Depreciation and amortization		(1,196)		(1,208)	(1,100)
Other operating income (expenses), net		6	[3]	(12)	(34)
Operating profit		659	[3]	446	575
Other non-operating (expenses) income, net		(50)	[3]	(106)	227
Profit (loss) before taxes from continuing operations		732	[2],[3]	(271)	218
Net profit/(loss) from discontinuing operations		0	[3]	(12)	57
Total assets of held for sale
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		0		1
Liabilities included in disposal groups classified as held for sale		0		0
Assets (Liabilities) Classified As Held For Sale		0		1
Discontinued operations
Discontinued operations [Abstract]
Revenue		0		0	50
Cost of sales		0		0	(14)
Operating expenses		0		(4)	(2)
Depreciation and amortization		0		0	(11)
Other operating income (expenses), net		0		0	0
Gain (loss) on disposal of discontinued operations		0		0	(74)
Other expenses linked to the disposal of discontinued operations		0		(9)	(10)
Operating profit		0		(12)	88
Interest income (expense), net		0		0	(2)
Other non-operating (expenses) income, net		0		0	0
Profit (loss) before taxes from continuing operations		0		(12)	86
Credit (charge) for taxes, net		0		0	(2)
Net profit/(loss) from discontinuing operations		0		(12)	84
Cash flows from discontinued operations [abstract]
Cash from (used in) operating activities, net		0		0	(8)
Cash from (used in) investing activities, net		0		0	5
Cash from (used in) financing activities, net		0		0	7
Discontinued operations | Discontinued Operations - Chad
Discontinued operations [Abstract]
Gain (loss) on disposal of discontinued operations	$ (77)
Discontinued operations | Discontinued Operations - Rwanda
Discontinued operations [Abstract]
Gain (loss) on disposal of discontinued operations					$ 32
Discontinued operations | Total assets of held for sale | Discontinued Operations, Towers Colombia
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		0		1
Discontinued operations | Total assets of held for sale | Discontinued Operations, Towers El Salvador
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		0		0
Discontinued operations | Total assets of held for sale | Discontinued Operations, Towers Zantel
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		$ 0		$ 0

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[3]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.